INCENTIVE PLANS - Incentive Compensation Cost (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	$ 2,161	$ 2,360	$ 2,871
Immediately Vested Stock Award
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	61	51	54
Stock Option Programs
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	0	1	10
Retirement Eligible Employees | Restricted and Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	541	525	468
Nonretirement Eligible Employees | Restricted and Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	461	668	862
Deferred Cash Awards and Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	325	311	323
Variable Incentive Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	773	803	1,076
2010 Key Employee Profit Sharing Plan (KEPSP)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	$ 0	$ 1	$ 78
2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares available for grant	54.4